BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE	BASIC AND DILUTED NET LOSS PER SHARE
The following table sets forth the computation of basic and diluted losses per share:

	Year ended December 31,
	2024	2023	2022
Numerator:

Net loss for basic and diluted loss per share	$(111,754)	$(114,208)	$(107,420)

Denominator:

Weighted average number of Class A Ordinary shares used in computing basic and diluted net loss per share	15,933,291	10,087,691	9,783,301

Basic and diluted net loss per Class A Ordinary shares	$(7.01)	$(11.32)	$(10.98)